DEAN WITTER LIMITED TERM MUNICIPAL TRUST
TWO WORLD TRADE CENTER
NEW YORK, NEW YORK 10048







                                   June 18, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Limited Term Municipal Trust
     File 33-62158
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via Edgar with the Securities and Exchange Commission on June 13, 1997.


                                   Very truly yours,

                                   /s/ Ruth Rossi
                                   Ruth Rossi
                                   Assistant Secretary



cc: Randolph Koch
    Barry Fink